Deposit of Long-Term Investments (Details) - CNY (¥)		Jul. 02, 2025	Jun. 30, 2025	Jun. 30, 2024
Deposit of Long-Term Investments (Details) [Line Items]
Deposits	[1]		¥ 1,928,641	¥ 1,600,863
Zhibao [Member]
Deposit of Long-Term Investments (Details) [Line Items]
Deposits aggregating			5,775,000
Zhonglian [Member]
Deposit of Long-Term Investments (Details) [Line Items]
Business Combination, Voting Equity Interest Acquired, Percentage		51.00%
Total purchase price		¥ 25,500,000
Deposits			¥ 6,700,000

[1]	The balance of deposits primarily consisted of office rental deposits and deposits made with distribution channels.